Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$107,888,354.34	0.5800449	$94,697,330.14	0.5091254	$13,191,024.21
Class A-2-B Notes	$133,410,330.64	0.5800449	$117,098,849.09	0.5091254	$16,311,481.54
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$762,368,684.98	0.6521155	$732,866,179.23	0.6268796	$29,502,505.75

Weighted Avg. Coupon (WAC)	3.12%		3.11%
Weighted Avg. Remaining Maturity (WARM)	47.62		46.68
Pool Receivables Balance	$826,326,117.47		$795,867,142.62
Remaining Number of Receivables	52,730		51,892

Adjusted Pool Balance	$803,136,930.45		$773,634,424.70

III. COLLECTIONS

Principal:
Principal Collections	$29,285,248.66
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$884,835.44
Total Principal Collections	$30,170,084.10

Interest:
Interest Collections	$2,156,933.76
Late Fees & Other Charges	$47,646.09
Interest on Repurchase Principal	$-
Total Interest Collections	$2,204,579.85

Collection Account Interest	$9,661.05
Reserve Account Interest	$974.69
Servicer Advances	$-

Total Collections	$32,385,299.69

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$32,385,299.69
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$32,385,299.69
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$688,605.10	$-	$688,605.10	688,605.10
Collection Account Interest					$9,661.05
Late Fees & Other Charges					$47,646.09
Total due to Servicer					$745,912.24

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$62,035.80		$62,035.80
Class A-2-B Notes		$74,988.65		$74,988.65
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$592,299.11		$592,299.11	592,299.11

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$30,941,999.34

7. Regular Principal Distribution Amount:					29,502,505.75

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$13,191,024.21
Class A-2-B Notes				$16,311,481.54
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$29,502,505.75		$29,502,505.75
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$29,502,505.75		$29,502,505.75

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					1,439,493.59

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$23,189,187.02
Beginning Period Amount	$23,189,187.02
Current Period Amortization	$956,469.10
Ending Period Required Amount	$22,232,717.92
Ending Period Amount	$22,232,717.92
Next Distribution Date Required Amount	$21,296,429.21

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	April 2016
Distribution Date	05/16/16
Transaction Month	13
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.08%	5.27%	5.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.07%	51,410	98.78%	$786,137,658.76
30 - 60 Days	0.73%	378	0.96%	$7,642,109.92
61 - 90 Days	0.17%	90	0.23%	$1,823,475.44
91-120 Days	0.03%	14	0.03%	$263,898.50
121 + Days	0.00%	0	0.00%	$-
Total		51,892		$795,867,142.62

Delinquent Receivables 30+ Days Past Due
Current Period	0.93%	482	1.22%	$9,729,483.86
1st Preceding Collection Period	0.93%	491	1.20%	$9,896,128.49
2nd Preceding Collection Period	0.90%	484	1.14%	$9,765,377.59
3rd Preceding Collection Period	1.25%	678	1.58%	$14,056,369.38
Four-Month Average	1.00%		1.28%

Repossession in Current Period		47		$1,024,090.42
Repossession Inventory		89		$836,932.64

Current Charge-Offs
Gross Principal of Charge-Offs				$1,173,726.19
Recoveries				$(884,835.44)
Net Loss				$288,890.75

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.42%

Average Pool Balance for Current Period				$811,096,630.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.43%
1st Preceding Collection Period				0.53%
2nd Preceding Collection Period				1.22%
3rd Preceding Collection Period				0.80%
Four-Month Average				0.75%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	77	936	$15,628,138.31
Recoveries	84	748	$(7,348,110.68)
Net Loss			$8,280,027.63
Cumulative Net Loss as a % of Initial Pool Balance			0.67%

Net Loss for Receivables that have experienced a Net Loss *	54	773	$8,288,552.08
Average Net Loss for Receivables that have experienced a Net Loss			$10,722.58

Principal Balance of Extensions			$2,903,354.71
Number of Extensions			138

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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